TAXES ON INCOME (TAX BENEFIT) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Activity [Line Items]
Net income before taxes	$ (3,080)	$ (5,084)	$ 7,657
Israel [Member]
Income Tax Activity [Line Items]
Net income before taxes	(991)	(10,274)	4,482
International [Member]
Income Tax Activity [Line Items]
Net income before taxes	$ (2,089)	$ 5,190	$ 3,175